Commitments and Contingencies (FY) (Details)		12 Months Ended
	Aug. 05, 2021 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Employee Retirement Plan [Abstract]
Employer's matching contribution		$ 185,000	$ 255,000
Koronis Biomedical Corporation [Member]
Commitments and Contingencies [Abstract]
Amount of grant approval received	$ 1,700,000
Non-refundable technology license fee	$ 428,160
Number of equal monthly installments | Installment	12
Research and Development Expense [Member] | Koronis Biomedical Corporation [Member]
Commitments and Contingencies [Abstract]
Non-refundable technology license fee expenses			$ 428,160
Accounts Payable [Member] | Koronis Biomedical Corporation [Member]
Commitments and Contingencies [Abstract]
Non-refundable technology license fee		$ 178,400